UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2012

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 92.1%
Argentina - 2.8%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$8,033,000	$7,008,793
Banco Provincia del Neuquen S.A., 7.875%, 2021 (n)	3,037,000	2,702,930
Republic of Argentina, 7%, 2017	16,839,164	13,632,706
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	80,178,000	27,060,075
Republic of Argentina, 8.75%, 2017	16,619,000	15,339,337
Republic of Argentina, 7%, 2015	30,648,000	27,532,944
Republic of Argentina, FRN, 0.785%, 2012	7,758,913	7,589,263
Republic of Argentina, FRN, 8.28%, 2033	41,404,127	28,465,337

		$129,331,385
Brazil - 8.9%
Banco do Brasil S.A., 5.875%, 2022 (n)	$7,537,000	$7,838,480
Banco do Brasil S.A., 9.25%, 2049 (n)	10,125,000	11,141,610
Banco do Brasil S.A., 5.875%, 2022	500,000	520,000
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	24,246,000	25,477,723
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (z)	11,467,000	11,449,800
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	15,993,000	16,112,948
Banco PanAmericano S.A., 8.5%, 2020 (n)	5,653,000	6,303,095
Banco PanAmericano S.A., 8.5%, 2020	1,779,000	1,983,585
Braskem Finance Ltd., 5.75%, 2021	1,767,000	1,838,740
Braskem Finance Ltd., 5.75%, 2021 (n)	4,860,000	5,057,316
Cosan Ltd., 7%, 2017	11,073,000	12,069,570
Federative Republic of Brazil, 8.875%, 2024	6,573,000	10,105,988
Federative Republic of Brazil, 5.625%, 2041	14,209,000	16,908,710
Federative Republic of Brazil, 4.875%, 2021	11,725,000	13,460,300
Federative Republic of Brazil, 8.25%, 2034	15,743,000	24,322,935
Globo Comunicacoes e Participacoes S.A., 4.875%, 2022 (z)	4,895,000	4,948,947
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	5,847,000	6,241,673
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	13,539,000	14,452,883
Itau Unibanco Holding S.A., 6.2%, 2021 (n)	8,440,000	8,819,800
Minerva Luxembourg S.A., 12.25%, 2022 (n)	12,046,000	12,828,990
Odebrecht Finance Ltd., 6%, 2023 (n)	10,167,000	10,726,185
OGX Austria GmbH, 8.375%, 2022 (n)	13,237,000	13,501,740
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	11,297,000	11,720,638
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	1,031,000	1,069,663
Oi S.A., 5.75%, 2022 (n)	14,897,000	15,269,425
Petrobras International Finance Co., 7.875%, 2019	21,659,000	26,778,126
Petrobras International Finance Co., 5.375%, 2021	36,652,000	40,149,700
Petrobras International Finance Co., 6.75%, 2041	25,204,000	30,269,550
Rearden G Holdings Eins GmbH, 7.875%, 2020	5,956,000	6,268,747
Vale Overseas Ltd., 6.875%, 2039	3,405,000	4,087,536
Vale Overseas Ltd., 5.625%, 2019	6,895,000	7,760,240
Vale Overseas Ltd., 4.375%, 2022	24,229,000	24,824,331
Virgolino de Oliveira Finance Ltd., 11.75%, 2022 (n)	6,970,000	6,569,225
Virgolino de Oliveira Finance Ltd., 10.5%, 2018	2,030,000	1,908,200

		$412,786,399
Chile - 1.3%
Automotores Gildemeister S.A., 8.25%, 2021 (n)	$8,013,000	$8,461,728
Automotores Gildemeister S.A., 8.25%, 2021	400,000	422,400
Banco del Estado de Chile, 3.875%, 2022 (n)	6,215,000	6,183,925
Banco del Estado de Chile, 4.125%, 2020 (n)	5,173,000	5,334,656
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	3,532,000	4,343,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chile - continued
Corporacion Nacional del Cobre de Chile, 3.75%, 2020	$300,000	$312,539
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	5,708,000	5,946,566
Empresa Nacional del Petroleo, 6.25%, 2019	6,492,000	7,419,376
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	6,814,000	7,044,552
Empresa Nacional del Petroleo, 4.75%, 2021	500,000	516,918
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	2,649,000	2,838,584
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	9,697,000	10,566,889
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	2,314,000	2,521,582

		$61,913,319
China - 1.4%
CNOOC Finance (2012) Ltd., 5%, 2042 (z)	$7,436,000	$7,600,648
CNOOC Finance (2012) Ltd., 3.875%, 2022 (z)	24,938,000	24,958,499
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	500,000	537,665
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	8,914,000	9,585,492
CNPC General Capital Ltd., 3.95%, 2022 (z)	14,497,000	14,597,885
Hyva Global B.V., 8.625%, 2016	4,475,000	3,770,188
Hyva Global B.V., 8.625%, 2016 (n)	6,535,000	5,505,738

		$66,556,115
Colombia - 2.6%
Bancolombia S.A., 5.95%, 2021	$3,545,000	$3,766,563
Ecopetrol S.A., 7.625%, 2019	20,546,000	25,795,503
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	4,696,000	4,954,280
Grupo Aval Ltd., 5.25%, 2017 (n)	10,480,000	10,899,200
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	22,860,000	24,917,400
Republic of Colombia, 7.375%, 2037	3,614,000	5,191,511
Republic of Colombia, 7.375%, 2019	3,387,000	4,394,633
Republic of Colombia, 6.125%, 2041	17,018,000	21,493,734
Republic of Colombia, 8.125%, 2024	5,875,000	8,395,375
Republic of Colombia, 4.375%, 2021	8,369,000	9,247,745

		$119,055,944
Cote d’Ivoire - 0.3%
Ivory Coast, 3.75%, 2032 (a)(d)	$20,620,000	$14,021,600

Croatia - 1.0%
Republic of Croatia, 6.25%, 2017 (z)	$21,072,000	$21,321,914
Republic of Croatia, 6.625%, 2020	3,830,000	3,828,468
Republic of Croatia, 6.375%, 2021	15,385,000	15,018,837
Republic of Croatia, 6.375%, 2021 (n)	8,662,000	8,455,844

		$48,625,063
Czech Republic - 0.5%
CEZ A.S., 4.25%, 2022 (n)	$11,309,000	$11,258,336
CEZ A.S., 5.625%, 2042 (n)	9,443,000	9,551,595

		$20,809,931
Dominican Republic - 0.4%
Dominican Republic, 7.5%, 2021 (n)	$9,197,000	$9,689,040
Dominican Republic, 7.5%, 2021	1,469,000	1,547,592
Dominican Republic, 8.625%, 2027	6,280,000	6,719,600

		$17,956,232
El Salvador - 0.2%
Republic of El Salvador, 7.75%, 2023	$5,463,000	$5,990,180
Republic of El Salvador, 7.375%, 2019 (n)	3,416,000	3,731,980
Republic of El Salvador, 7.375%, 2019	200,000	218,500

		$9,940,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gabon - 0.1%
Gabonese Republic, 8.2%, 2017	$3,276,000	$3,906,630

Georgia - 0.3%
Republic of Georgia, 6.875%, 2021 (n)	$11,342,000	$12,277,715

Hungary - 1.3%
Republic of Hungary, 6.25%, 2020	$10,900,000	$10,464,000
Republic of Hungary, 6.375%, 2021	38,866,000	37,311,360
Republic of Hungary, 7.625%, 2041	15,432,000	14,641,110

		$62,416,470
Iceland - 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$13,192,000	$13,300,623

Indonesia - 6.6%
Listrindo Capital B.V., 6.95%, 2019 (n)	$8,386,000	$8,727,226
Majapahit Holding B.V., 7.75%, 2016	2,695,000	3,092,513
Majapahit Holding B.V., 7.75%, 2020 (n)	1,158,000	1,372,230
Majapahit Holding B.V., 7.75%, 2020	9,055,000	10,730,175
Pertamina PT, 5.25%, 2021 (n)	5,036,000	5,187,080
Pertamina PT, 6.5%, 2041 (n)	3,717,000	3,949,313
Pertamina PT, 6.5%, 2041	636,000	675,750
Pertamina PT, 4.875%, 2022 (z)	16,822,000	16,737,890
Pertamina PT, 6%, 2042 (z)	19,707,000	19,362,128
PT Berau Coal Energy, 7.25%, 2017 (n)	7,072,000	7,054,320
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	20,314,000	20,974,205
PT Perusahaan Listrik Negara, 5.5%, 2021	3,150,000	3,252,375
Republic of Indonesia, 8.5%, 2035	7,551,000	10,967,828
Republic of Indonesia, 6.875%, 2018 (n)	708,000	836,325
Republic of Indonesia, 6.875%, 2018	15,134,000	17,877,038
Republic of Indonesia, 11.625%, 2019 (n)	5,099,000	7,521,025
Republic of Indonesia, 11.625%, 2019	6,116,000	9,021,100
Republic of Indonesia, 5.875%, 2020 (n)	6,681,000	7,616,340
Republic of Indonesia, 5.875%, 2020	28,953,000	33,006,420
Republic of Indonesia, 4.875%, 2021	59,740,000	64,220,500
Republic of Indonesia, 4.875%, 2021 (n)	37,749,000	40,580,175
Republic of Indonesia, 3.75%, 2022 (z)	13,561,000	13,357,585

		$306,119,541
Israel - 0.2%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	$10,222,000	$10,586,936

Jamaica - 0.3%
Digicel Group Ltd., 8.875%, 2015	$6,989,000	$7,023,945
Digicel Group Ltd., 12%, 2014 (n)	1,815,000	2,019,188
Digicel Group Ltd., 8.25%, 2017 (n)	4,779,000	4,982,108
Digicel Group Ltd., 8.25%, 2017	700,000	729,750

		$14,754,991
Kazakhstan - 1.5%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$27,373,000	$29,220,678
Development Bank of Kazakhstan, 5.5%, 2015	1,150,000	1,227,625
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017	12,585,000	12,710,850
Kazatomprom, 6.25%, 2015 (n)	7,325,000	7,901,844
Kazatomprom, 6.25%, 2015	650,000	701,188
Kazkommerts International B.V., 8.5%, 2013	16,763,000	16,888,723

		$68,650,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Latvia - 0.5%
Republic of Latvia, 5.25%, 2017 (n)	$15,158,000	$15,574,845
Republic of Latvia, 5.25%, 2021	7,051,000	7,033,373

		$22,608,218
Lithuania - 1.5%
Republic of Lithuania, 6.625%, 2022 (n)	$36,199,000	$40,542,880
Republic of Lithuania, 6.125%, 2021	2,676,000	2,903,460
Republic of Lithuania, 6.125%, 2021 (n)	23,607,000	25,613,595

		$69,059,935
Malaysia - 1.0%
Petronas Capital Ltd., 5.25%, 2019 (n)	$5,725,000	$6,506,921
Petronas Capital Ltd., 5.25%, 2019	35,226,000	40,037,167

		$46,544,088
Mexico - 11.0%
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	$10,564,000	$10,669,640
CEMEX S.A.B. de C.V., 9%, 2018 (n)	9,202,000	8,603,870
CEMEX S.A.B. de C.V., 9%, 2018	7,566,000	7,074,210
CEMEX S.A.B. de C.V., FRN, 5.469%, 2015 (n)	4,772,000	4,259,010
Comision Federal de Electricidad, 4.875%, 2021 (n)	14,446,000	15,276,645
Comision Federal de Electricidad, 5.75%, 2042 (n)	13,536,000	13,739,040
Comision Federal de Electricidad, 4.875%, 2021	1,400,000	1,480,500
Corporacion Geo S.A. de C.V., 9.25%, 2020	4,124,000	4,299,270
Corporacion Geo S.A. de C.V., 8.875%, 2022 (n)	8,905,000	9,038,575
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	8,719,000	8,631,810
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	10,445,000	10,849,065
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	400,000	415,474
Pemex Project Funding Master Trust, 5.75%, 2018	26,462,000	30,166,680
Pemex Project Funding Master Trust, 6.625%, 2038	7,401,000	8,696,175
Pemex Project Funding Master Trust, 6.625%, 2035	27,247,000	31,947,108
Petroleos Mexicanos, 6%, 2020	15,714,000	18,031,815
Petroleos Mexicanos, 5.5%, 2021	25,901,000	28,827,813
Petroleos Mexicanos, 6.5%, 2041	11,691,000	13,561,560
Petroleos Mexicanos, 6.5%, 2041 (n)	1,142,000	1,324,720
Petroleos Mexicanos, 4.875%, 2022 (n)	13,140,000	14,008,935
Petroleos Mexicanos, 4.875%, 2022	1,400,000	1,492,581
Sigma Alimentos S.A., 5.625%, 2018 (n)	6,953,000	7,370,180
Sigma Alimentos S.A., 5.625%, 2018	1,450,000	1,537,000
United Mexican States, 6.05%, 2040	20,614,000	25,715,965
United Mexican States, 5.95%, 2019	12,636,000	15,396,966
United Mexican States, 5.125%, 2020	87,781,000	102,615,989
United Mexican States, 5.75%, 2110	36,423,000	39,701,070
United Mexican States, 3.625%, 2022	64,240,000	67,066,560
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	6,561,000	6,823,440
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.5%, 2020	2,613,000	2,701,189

		$511,322,855
Mongolia - 0.2%
Mongolian Mining Corp., 8.875%, 2017 (n)	$9,299,000	$9,299,000

Namibia - 0.2%
Republic of Namibia, 5.5%, 2021 (n)	$8,958,000	$9,338,715

Nigeria - 0.2%
Afren PLC, 11.5%, 2016 (n)	$3,873,000	$4,197,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Nigeria - continued
Afren PLC, 10.25%, 2019 (n)		$6,367,000	$6,666,758

			$10,864,625
Panama - 0.8%
Panama Canal Railway Co., 7%, 2026 (n)		$1,137,930	$1,069,654
Panama Canal Railway Co., 7%, 2026		5,459,322	5,131,763
Republic of Panama, 9.375%, 2029		7,354,000	12,023,790
Republic of Panama, 8.875%, 2027		8,932,000	14,000,910
Republic of Panama, 6.7%, 2036		4,250,000	5,699,250

			$37,925,367
Peru - 2.1%
Banco de Credito del Peru, 6.125%, 2027 (z)		$9,246,000	$9,315,345
Banco de Credito del Peru, 6.875% to 2021, FRN to 2026		200,000	212,000
Banco de Credito del Peru, 5.375%, 2020		3,561,000	3,641,123
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		2,837,000	3,007,220
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)		11,031,000	11,499,818
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		5,098,000	5,442,115
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)		179,828	214,894
IIRSA Norte Finance Ltd., 8.75%, 2024		4,426,281	5,289,406
Republic of Peru, 7.35%, 2025		19,926,000	27,597,510
Republic of Peru, 5.625%, 2050		5,951,000	6,888,283
Southern Copper Corp., 7.5%, 2035		19,261,000	22,775,535

			$95,883,249
Philippines - 5.5%
National Power Corp., 6.875%, 2016 (n)		$477,000	$548,550
National Power Corp., 8.4%, 2016		786,000	943,200
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)		3,247,000	4,107,455
Republic of Philippines, 6.375%, 2032		36,031,000	44,137,975
Republic of Philippines, 9.375%, 2017		10,815,000	14,032,463
Republic of Philippines, 6.375%, 2034		67,669,000	83,994,146
Republic of Philippines, 6.25%, 2036	PHP	217,000,000	5,374,245
Republic of Philippines, 5.5%, 2026		$69,380,000	79,613,550
Republic of Philippines, 7.5%, 2024		18,399,000	23,964,698

			$256,716,282
Poland - 1.6%
Eileme 2 AB, 11.625%, 2020 (n)		$8,057,000	$8,298,710
Republic of Poland, 5.125%, 2021		31,672,000	34,237,432
Republic of Poland, 5%, 2022		29,560,000	31,629,200

			$74,165,342
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		$4,238,471	$4,572,462
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		2,707,000	3,194,260
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019		1,800,000	2,124,000

			$9,890,722
Romania - 0.4%
Republic of Romania, 6.75%, 2022 (n)		$15,368,000	$16,136,400

Russia - 11.7%
Evraz Group S.A., 7.4%, 2017 (z)		$10,244,000	$10,295,220
Gaz Capital S.A., 8.125%, 2014 (n)		715,000	792,763
Gaz Capital S.A., 8.146%, 2018		13,716,000	16,182,823
Gaz Capital S.A., 9.25%, 2019		5,560,000	6,922,200
Gaz Capital S.A., 4.95%, 2016 (n)		9,549,000	9,955,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Russia - continued
Gaz Capital S.A., 5.999%, 2021 (n)	$22,940,000	$24,440,276
Gaz Capital S.A., 5.999%, 2021	15,308,000	16,309,143
Nomos Capital PLC, 10%, 2019 (z)	13,454,000	13,422,783
Novatek Finance Ltd., 5.326%, 2016 (n)	6,542,000	6,816,241
Novatek Finance Ltd., 5.326%, 2016	500,000	520,960
OJSC Russian Agricultural Bank, 6%, 2021	900,000	885,375
OJSC Russian Agricultural Bank, 7.75%, 2017 (z)	13,973,000	13,977,626
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	6,257,000	6,155,324
Russian Federation, 5%, 2020 (n)	24,700,000	26,706,875
Russian Federation, 7.5%, 2030	144,653,495	173,403,378
Russian Federation, 5%, 2020	83,000,000	89,743,750
Russian Federation, 4.5%, 2022 (n)	34,200,000	35,482,500
Russian Federation, 5.625%, 2042 (n)	42,200,000	44,677,140
Sberbank of Russia, 6.125%, 2022 (n)	15,412,000	15,897,478
VimpelCom Ltd., 7.748%, 2021 (n)	4,577,000	4,555,259
VimpelCom Ltd., 7.504%, 2022 (n)	4,637,000	4,497,890
VTB Capital S.A., 6%, 2017 (z)	22,488,000	22,892,784

		$544,533,480
Serbia - 0.1%
Republic of Serbia, 7.25%, 2021 (n)	$3,643,000	$3,852,473
Republic of Serbia, 7.25%, 2021	900,000	951,750

		$4,804,223
Singapore - 0.3%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$15,430,000	$15,370,764

		$15,370,764
South Africa - 1.4%
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	$11,414,000	$10,805,097
Myriad International Holdings B.V., 6.375%, 2017 (n)	7,736,000	8,551,065
Republic of South Africa, 6.875%, 2019	6,145,000	7,519,944
Republic of South Africa, 5.5%, 2020	9,246,000	10,517,325
Republic of South Africa, 4.665%, 2024	16,547,000	17,332,983
Transnet SOC Ltd., 4.5%, 2016 (n)	10,927,000	11,414,366

		$66,140,780
South Korea - 0.1%
Hyundai Capital America, 4%, 2017 (n)	$6,012,000	$6,213,228

Sri Lanka - 0.6%
Bank of Ceylon, 6.875%, 2017 (z)	$9,660,000	$9,757,276
Republic of Sri Lanka, 6.25%, 2020 (n)	11,741,000	11,946,468
Republic of Sri Lanka, 6.25%, 2021 (n)	4,650,000	4,719,913
Republic of Sri Lanka, 6.25%, 2020	845,000	859,788
Republic of Sri Lanka, 6.25%, 2021	1,761,000	1,787,477

		$29,070,922
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	$9,311,750	$9,707,499
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	2,286,000	2,826,639
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	4,931,000	6,097,182

		$18,631,320
Turkey - 8.3%
Republic of Turkey, 11.875%, 2030	$5,182,000	$8,913,040
Republic of Turkey, 6.75%, 2018	12,767,000	14,554,380
Republic of Turkey, 7%, 2019	24,652,000	28,596,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Turkey - continued
Republic of Turkey, 7.5%, 2019	$41,515,000	$49,818,000
Republic of Turkey, 7.5%, 2017	7,242,000	8,482,193
Republic of Turkey, 8%, 2034	7,925,000	10,084,563
Republic of Turkey, 7.25%, 2015	3,595,000	4,001,235
Republic of Turkey, 5.625%, 2021	42,626,000	45,609,820
Republic of Turkey, 7%, 2020	45,495,000	53,229,150
Republic of Turkey, 5.125%, 2022	11,709,000	11,925,617
Republic of Turkey, 6.25%, 2022	48,032,000	53,195,440
Republic of Turkey, 6%, 2041	17,727,000	18,037,223
Republic of Turkey, 7.375%, 2025	35,407,000	42,576,918
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (z)	9,815,000	9,887,282
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	12,511,000	12,667,388
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016	500,000	506,250
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017 (z)	12,513,000	12,491,646

		$384,576,465
Ukraine - 1.1%
Biz Finance PLC, 8.375%, 2015	$18,984,000	$17,702,580
Government of Ukraine, 7.95%, 2021 (n)	2,719,000	2,467,493
Government of Ukraine, 6.25%, 2016 (n)	11,746,000	10,806,320
Government of Ukraine, 6.25%, 2016	4,028,000	3,705,760
Government of Ukraine, 7.95%, 2021	1,025,000	930,188
Naftogaz Ukraine, 9.5%, 2014	16,343,000	15,999,797

		$51,612,138
United Arab Emirates - 0.4%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$6,267,000	$6,744,859
Dolphin Energy Ltd., 5.5%, 2021 (n)	10,078,000	10,733,070
Dolphin Energy Ltd., 5.5%, 2021	400,000	426,000

		$17,903,929
United States - 0.2%
U.S. Treasury Bonds, 6.5%, 2026 (f)	$4,629,000	$6,918,911

Uruguay - 1.1%
Navios South American Logistics, Inc., 9.25%, 2019	$7,016,000	$6,419,640
Republic of Uruguay, 7.625%, 2036	2,732,000	3,837,094
Republic of Uruguay, 8%, 2022	28,074,296	38,784,640

		$49,041,374
Venezuela - 10.8%
Petroleos de Venezuela S.A., 5.25%, 2017	$7,970,200	$6,186,868
Petroleos de Venezuela S.A., 8.5%, 2017	46,812,000	41,779,710
Petroleos de Venezuela S.A., 8%, 2013	4,394,000	4,410,697
Republic of Venezuela, 7%, 2018	24,881,000	21,397,660
Republic of Venezuela, 7.65%, 2025	16,055,000	12,442,625
Republic of Venezuela, 9.25%, 2027	31,466,000	27,847,410
Republic of Venezuela, 5.75%, 2016	76,225,000	68,983,625
Republic of Venezuela, 9%, 2023	16,093,000	14,000,910
Republic of Venezuela, 8.5%, 2014	23,412,000	23,704,650
Republic of Venezuela, 7.75%, 2019	88,230,000	75,966,030
Republic of Venezuela, 8.25%, 2024	30,022,000	24,618,040
Republic of Venezuela, 11.95%, 2031	37,737,000	37,642,658
Republic of Venezuela, 11.75%, 2026	43,395,000	42,961,050
Republic of Venezuela, 7%, 2038	17,262,000	12,342,330
Republic of Venezuela, 12.75%, 2022	80,249,000	86,468,298

		$500,752,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Vietnam - 0.4%
Republic of Vietnam, 6.75%, 2020 (n)	$2,502,000	$2,717,798
Republic of Vietnam, 6.75%, 2020	5,896,000	6,404,530
Republic of Vietnam, 6.875%, 2016	7,294,000	7,913,990

		$17,036,318
Total Bonds		$4,275,371,673

Money Market Funds - 8.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	379,198,633	$379,198,633
Total Investments		$4,654,570,306

Other Assets, Less Liabilities - (0.2)%		(11,416,160)
Net Assets - 100.0%		$4,643,154,146

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,080,022,673, representing 23.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco de Credito del Peru, 6.125%, 2027	4/19/12	$9,246,000	$9,315,345
Banco do Nordeste do Brasil (BNB), 4.375%, 2019	4/26/12	11,381,800	11,449,800
Bank of Ceylon, 6.875%, 2017	4/26/12	9,660,000	9,757,276
CNOOC Finance (2012) Ltd., 3.875%, 2022	4/25/12	24,905,331	24,958,499
CNOOC Finance (2012) Ltd., 5%, 2042	4/25/12-4/27/12	7,415,086	7,600,648
CNPC General Capital Ltd., 3.95%, 2022	4/12/12-4/25/12	14,516,303	14,597,885
Evraz Group S.A., 7.4%, 2017	4/17/12	10,244,000	10,295,220
Globo Comunicacoes e Participacoes S.A., 4.875%, 2022	4/04/12	4,847,527	4,948,947
Nomos Capital PLC, 10%, 2019	4/20/12	13,454,000	13,422,783
OJSC Russian Agricultural Bank, 7.75%, 2017	4/20/12	13,973,000	13,977,626
Pertamina PT, 4.875%, 2022	4/26/12	16,723,423	16,737,890
Pertamina PT, 6%, 2042	4/26/12	19,437,211	19,362,128
Republic of Croatia, 6.25%, 2017	4/19/12	20,960,950	21,321,914
Republic of Indonesia, 3.75%, 2022	4/17/12	13,449,409	13,357,585
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019	4/13/12-4/16/12	9,746,521	9,887,282
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017	4/18/12	12,375,816	12,491,646
VTB Capital S.A., 6%, 2017	4/04/12	22,488,000	22,892,784
Total Restricted Securities			$236,375,258
% of Net assets			5.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	COP	Barclays Bank PLC	3,842,012,000	5/22/12	$2,173,084	$2,174,372	$1,288
BUY	COP	Deutsche Bank AG	11,524,936,000	5/23/12	6,516,786	6,521,608	4,822
BUY	COP	JPMorgan Chase Bank N.A.	9,463,417,000	5/14/12	5,355,641	5,361,628	5,987
BUY	MXN	JPMorgan Chase Bank N.A.	188,531,000	5/14/12	14,310,503	14,458,212	147,709
SELL	MXN	Deutsche Bank AG	143,600,000	5/14/12	11,177,446	11,012,509	164,937
SELL	MXN	JPMorgan Chase Bank N.A.	143,595,000	5/14/12	11,172,535	11,012,125	160,410
SELL	MXN	UBS AG	114,878,000	5/24/12	8,931,095	8,801,406	129,689
BUY	PHP	JPMorgan Chase Bank N.A.	209,671,364	5/02/12	4,916,093	4,966,162	50,069
BUY	PLN	JPMorgan Chase Bank N.A.	14,159,000	7/12/12	4,428,978	4,456,397	27,419
BUY	RUB	Barclays Bank PLC	639,506,191	5/22/12	21,496,006	21,699,703	203,697
BUY	RUB	Deutsche Bank AG	385,807,289	5/22/12-6/20/12	12,882,472	13,065,917	183,445
BUY	RUB	JPMorgan Chase Bank N.A.	399,969,519	5/22/12-6/20/12	13,340,297	13,549,529	209,232
BUY	RUB	UBS AG	31,460,000	5/10/12	1,062,341	1,069,493	7,152
BUY	TRY	Deutsche Bank AG	20,246,000	5/22/12	11,468,872	11,478,064	9,192
BUY	TRY	JPMorgan Chase Bank N.A.	56,012,000	5/22/12	31,280,663	31,754,880	474,217
BUY	ZAR	Deutsche Bank AG	82,750,000	5/23/12	10,285,892	10,614,239	328,347

							$2,107,612

Liability Derivatives
BUY	BRL	Deutsche Bank AG	102,253,000	6/04/12	$55,016,141	$53,287,300	$(1,728,841)
BUY	COP	Deutsche Bank AG	2,627,162,000	6/27/12	1,481,761	1,479,895	(1,866)
BUY	COP	UBS AG	11,340,692,000	6/28/12	6,392,724	6,387,469	(5,255)
BUY	MXN	Deutsche Bank AG	478,739,421	5/14/12-6/22/12	37,237,426	36,667,207	(570,219)
BUY	MXN	JPMorgan Chase Bank N.A.	190,539,421	5/14/12	14,837,785	14,612,236	(225,549)
BUY	MXN	UBS AG	563,908,000	5/24/12-6/22/12	43,817,842	43,178,407	(639,435)
SELL	MXN	Barclays Bank PLC	57,033,000	5/24/12	4,301,618	4,369,597	(67,979)
SELL	MXN	JPMorgan Chase Bank N.A.	556,050,000	5/14/12-5/24/12	42,142,409	42,622,550	(480,141)
SELL	MXN	UBS AG	80,029,000	5/24/12	6,043,468	6,131,441	(87,973)
SELL	PHP	JPMorgan Chase Bank N.A.	419,342,729	5/02/12-6/27/12	9,795,443	9,911,264	(115,821)
BUY	PLN	UBS AG	9,153,000	5/14/12	2,915,200	2,899,523	(15,677)
SELL	PLN	JPMorgan Chase Bank N.A.	23,347,000	5/14/12	7,346,907	7,395,954	(49,047)
BUY	RUB	Barclays Bank PLC	82,098,000	5/22/12	2,785,816	2,785,747	(69)
SELL	RUB	Barclays Bank PLC	96,917,000	5/22/12	3,285,322	3,288,584	(3,262)
SELL	RUB	JPMorgan Chase Bank N.A.	246,459,000	5/22/12	8,352,280	8,362,839	(10,559)
SELL	RUB	UBS AG	157,940,000	5/10/12-5/22/12	5,336,188	5,361,209	(25,021)
SELL	TRY	Deutsche Bank AG	15,614,000	5/22/12	8,573,995	8,852,044	(278,049)
SELL	TRY	JPMorgan Chase Bank N.A.	15,113,000	5/22/12	8,232,692	8,568,012	(335,320)
SELL	TRY	UBS AG	4,937,000	5/22/12	2,689,437	2,798,933	(109,496)
SELL	ZAR	Credit Suisse Group	7,599,000	5/23/12	943,798	974,714	(30,916)
SELL	ZAR	Deutsche Bank AG	31,054,000	5/23/12	3,859,558	3,983,258	(123,700)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	ZAR	JPMorgan Chase Bank N.A.	19,114,000	5/23/12	$2,373,453	$2,451,729	$(78,276)
SELL	ZAR	UBS AG	25,063,000	5/23/12	3,114,461	3,214,800	(100,339)

							$(5,082,810)

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	260	$34,393,125	June - 2012	$354,559
U.S. Treasury Bond 30 yr (Long)	USD	181	25,860,375	June - 2012	235,515

					$590,074

Swap Agreements at 4/30/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
6/20/17	USD	3,400,000	Morgan Stanley Capital Services, Inc. (a)	1.00% (fixed rate)	(1)	$(610,188)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Hungary, 4.75%, 2/03/15, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $605,289.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At April 30, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$6,918,911	$—	$6,918,911
Non-U.S. Sovereign Debt	—	3,698,841,764	—	3,698,841,764
Foreign Bonds	—	569,610,998	—	569,610,998
Mutual Funds	379,198,633	—	—	379,198,633
Total Investments	$379,198,633	$4,275,371,673	$—	$4,654,570,306

Other Financial Instruments
Futures	$590,074	$—	$—	$590,074
Swaps	—	(610,188)	—	(610,188)
Forward Foreign Currency Exchange Contracts	—	(2,975,198)	—	(2,975,198)

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,364,629,532
Gross unrealized appreciation	$303,741,299
Gross unrealized depreciation	(13,800,525)
Net unrealized appreciation (depreciation)	$289,940,774

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	201,924,108	1,227,055,097	(1,049,780,572)	379,198,633

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$199,196	$379,198,633

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2012, are as follows:

Russia	11.8%
Mexico	11.2%
Venezuela	11.0%
Brazil	9.1%
Turkey	8.4%
Indonesia	6.7%
United States	6.5%
Philippines	5.6%
Argentina	2.8%
Other Countries	26.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Emerging Markets Debt Local Currency Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 63.5%
Foreign Bonds - 63.5%
Brazil - 1.0%
Brasil Telecom S.A., 9.75%, 2016 (n)	BRL	300,000	$165,648
Federative Republic of Brazil, 10%, 2017	BRL	209,000	109,401

			$275,049
Colombia - 0.8%
Republic of Colombia, 7.75%, 2021	COP	156,000,000	$108,664
Republic of Colombia, 9.85%, 2027	COP	133,000,000	109,841

			$218,505
Czech Republic - 0.1%
Czech Republic, 3.85%, 2021	CZK	420,000	$23,101

Hungary - 4.8%
Republic of Hungary, 5.5%, 2014	HUF	37,550,000	$166,629
Republic of Hungary, 8%, 2015	HUF	48,210,000	222,470
Republic of Hungary, 5.5%, 2016	HUF	41,610,000	176,858
Republic of Hungary, 6.75%, 2017	HUF	43,920,000	192,566
Republic of Hungary, 6.75%, 2017	HUF	2,980,000	12,937
Republic of Hungary, 7.5%, 2020	HUF	69,640,000	309,354
Republic of Hungary, 6%, 2023	HUF	54,550,000	213,665

			$1,294,479
Indonesia - 8.1%
Republic of Indonesia, 11%, 2014	IDR	2,757,000,000	$343,829
Republic of Indonesia, 9.5%, 2015	IDR	809,000,000	99,898
Republic of Indonesia, 10.75%, 2016	IDR	1,000,000,000	130,852
Republic of Indonesia, 11.6%, 2018	IDR	399,000,000	56,769
Republic of Indonesia, 12.8%, 2021	IDR	855,000,000	137,216
Republic of Indonesia, 8.25%, 2021	IDR	2,234,000,000	282,484
Republic of Indonesia, 8.375%, 2026	IDR	4,455,000,000	567,495
Republic of Indonesia, 8.25%, 2032	IDR	4,652,000,000	586,314

			$2,204,857
Malaysia - 8.7%
Government of Malaysia, 3.461%, 2013	MYR	287,000	$95,313
Government of Malaysia, 5.094%, 2014	MYR	854,000	293,066
Government of Malaysia, 3.835%, 2015	MYR	1,591,000	535,811
Government of Malaysia, 4.262%, 2016	MYR	950,000	326,368
Government of Malaysia, 4.24%, 2018	MYR	694,000	239,394
Government of Malaysia, 4.378%, 2019	MYR	118,000	41,316
Government of Malaysia, 4.16%, 2021	MYR	1,642,000	568,961
Government of Malaysia, 4.392%, 2026	MYR	313,000	109,567
Government of Malaysia, 4.498%, 2030	MYR	155,000	54,381
Government of Malaysia, 4.232%, 2031	MYR	261,000	88,028

			$2,352,205
Mexico - 6.0%
Petroleos Mexicanos, 7.65%, 2021	MXN	1,730,000	$135,428
United Mexican States, 8%, 2015	MXN	3,680,000	310,116
United Mexican States, 7.75%, 2017	MXN	3,050,000	260,569
United Mexican States, 6.5%, 2021	MXN	300,000	23,601
United Mexican States, 8%, 2023	MXN	2,100,000	183,791

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Mexico - continued
United Mexican States, 7.5%, 2027	MXN	1,700,000	$138,777
United Mexican States, 8.5%, 2029	MXN	2,150,000	190,564
United Mexican States, 7.75%, 2031	MXN	1,200,000	97,822
United Mexican States, 10%, 2036	MXN	1,740,000	172,615
United Mexican States, 8.5%, 2038	MXN	1,360,000	117,532

			$1,630,815
Peru - 1.8%
Republic of Peru, 7.84%, 2020	PEN	403,000	$180,138
Republic of Peru, 6.95%, 2031	PEN	363,000	152,825
Republic of Peru, 6.9%, 2037	PEN	340,000	142,449

			$475,412
Poland - 4.8%
Government of Poland, 5%, 2016	PLN	280,000	$89,275
Government of Poland, 5.25%, 2017	PLN	788,000	253,395
Government of Poland, 5.5%, 2019	PLN	691,000	222,905
Government of Poland, 5.25%, 2020	PLN	1,428,000	450,504
Government of Poland, 5.75%, 2022	PLN	886,000	287,438

			$1,303,517
Russia - 1.3%
Credit Suisse (Russian Federation, CLN), 7.35%, 2016 (z)	RUB	10,000,000	$342,468

South Africa - 10.0%
Republic of South Africa, 13.5%, 2015	ZAR	2,181,000	$339,242
Republic of South Africa, 8.25%, 2017	ZAR	3,063,000	415,829
Republic of South Africa, 8%, 2018	ZAR	5,331,000	710,699
Republic of South Africa, 7.25%, 2020	ZAR	3,818,000	482,373
Republic of South Africa, 6.75%, 2021	ZAR	2,559,000	310,075
Republic of South Africa, 5.5%, 2023	ZAR	394,815	69,456
Republic of South Africa, 10.5%, 2026	ZAR	1,676,000	257,652
Republic of South Africa, 6.25%, 2036	ZAR	1,343,000	129,076

			$2,714,402
Thailand - 4.2%
Kingdom of Thailand, 3.625%, 2015	THB	6,655,000	$216,848
Kingdom of Thailand, 3.875%, 2019	THB	6,695,000	220,439
Kingdom of Thailand, 3.65%, 2021	THB	13,096,000	421,939
Kingdom of Thailand, 4.75%, 2024	THB	7,603,000	265,510
Kingdom of Thailand, 4.875%, 2029	THB	656,000	23,172

			$1,147,908
Turkey - 11.8%
Republic of Turkey, 0%, 2012	TRY	155,000	$86,017
Republic of Turkey, 10%, 2013	TRY	663,000	378,830
Republic of Turkey, 0%, 2013	TRY	1,131,000	597,606
Republic of Turkey, 0%, 2013	TRY	1,478,000	765,025
Republic of Turkey, TIPS, 12%, 2013	TRY	149,627	95,830
Republic of Turkey, 8%, 2013	TRY	730,000	408,177
Republic of Turkey, 11%, 2014	TRY	240,000	141,438
Republic of Turkey, 4%, 2015	TRY	273,498	161,802
Republic of Turkey, 9%, 2016	TRY	286,000	162,196
Republic of Turkey, 10.5%, 2020	TRY	222,000	135,697
Republic of Turkey, 3%, 2022	TRY	515,105	281,566

			$3,214,184

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Venezuela - 0.1%
Republic of Venezuela, 9.25%, 2027	$19,000	$16,815
Total Bonds		$17,213,717

Money Market Funds - 36.0%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	9,780,123	$9,780,123
Total Investments		$26,993,840

Other Assets, Less Liabilities - 0.5%		135,522
Net Assets - 100.0%		$27,129,362

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $165,648 representing 0.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Credit Suisse (Russian Federation, CLN), 7.35%, 2016	1/27/12	$329,502	$342,468
% of Net Assets			1.3%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
CLN	Credit-Linked Note
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
TIPS	Treasury Inflation Protected Security
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

3

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	UBS AG	491,000	5/03/12-5/09/12	$262,092	$257,426	$4,666
BUY	CNY	Deutsche Bank AG	868,000	5/16/12	136,714	137,502	788
BUY	COP	Barclays Bank PLC	702,907,000	5/14/12-5/22/12	396,656	397,917	1,261
BUY	COP	Citibank N.A.	120,097,000	10/03/12	65,853	67,005	1,152
BUY	COP	Deutsche Bank AG	652,778,000	5/23/12-6/27/12	367,796	368,137	341
BUY	COP	JPMorgan Chase Bank N.A.	117,535,000	10/17/12	64,865	65,496	631
BUY	COP	UBS AG	266,136,000	5/03/12	147,607	151,009	3,402
SELL	COP	UBS AG	266,136,000	5/03/12	151,214	151,009	205
BUY	HUF	Barclays Bank PLC	111,620,241	6/22/12	500,455	511,443	10,988
SELL	IDR	JPMorgan Chase Bank N.A.	4,562,982,000	6/04/12	496,246	494,860	1,386
SELL	MXN	Deutsche Bank AG	860,000	5/14/12	66,940	65,952	988
SELL	MXN	JPMorgan Chase Bank N.A.	861,000	5/14/12	66,991	66,029	962
BUY	MYR	Deutsche Bank AG	684,134	6/19/12	223,034	225,316	2,282
BUY	NGN	Citibank N.A.	12,681,000	6/19/12-7/05/12	78,953	79,445	492
BUY	NGN	JPMorgan Chase Bank N.A.	20,880,000	5/30/12	130,296	131,779	1,483
BUY	PEN	Citibank N.A.	158,365	5/02/12	59,239	59,975	736
BUY	PEN	JPMorgan Chase Bank N.A.	1,232,825	5/02/12	465,042	466,891	1,849
BUY	PEN	Merrill Lynch International Bank	114,000	5/02/12	42,649	43,174	525
SELL	PEN	JPMorgan Chase Bank N.A.	1,232,825	5/02/12	467,351	466,891	460
SELL	PEN	Merrill Lynch International Bank	114,000	5/02/12	43,216	43,174	42
BUY	PHP	JPMorgan Chase Bank N.A.	11,732,000	5/02/12-6/27/12	273,561	277,289	3,728
BUY	PLN	Citibank N.A.	2,017,000	5/14/12	634,105	638,953	4,848
BUY	PLN	JPMorgan Chase Bank N.A.	199,000	7/12/12	62,248	62,633	385
SELL	PLN	Barclays Bank PLC	255,000	5/14/12	80,931	80,780	151
SELL	PLN	Citibank N.A.	146,000	5/14/12	46,419	46,250	169
SELL	PLN	Deutsche Bank AG	284,000	5/14/12	90,329	89,967	362
SELL	PLN	JPMorgan Chase Bank N.A.	211,976	7/12/12	66,816	66,717	99
BUY	RUB	Barclays Bank PLC	78,401,578	5/22/12-6/01/12	2,642,388	2,659,207	16,819
BUY	RUB	Goldman Sachs International	1,674,000	6/01/12	56,703	56,714	11
SELL	RUB	Barclays Bank PLC	4,218,000	6/01/12	143,080	142,903	177
BUY	THB	JPMorgan Chase Bank N.A.	14,643,606	7/31/12	471,918	474,372	2,454
BUY	TRY	Citibank N.A.	13,000	5/22/12	7,217	7,370	153
BUY	TRY	Deutsche Bank AG	405,543	5/22/12	224,752	229,915	5,163
BUY	TRY	JPMorgan Chase Bank N.A.	1,124,348	5/22/12	629,286	637,426	8,140
BUY	TRY	Merrill Lynch International Bank	241,385	5/22/12	133,319	136,849	3,530
BUY	ZAR	Deutsche Bank AG	1,405,783	5/23/12	174,740	180,318	5,578
BUY	ZAR	Goldman Sachs International	129,000	5/23/12	16,522	16,547	25
BUY	ZAR	JPMorgan Chase Bank N.A.	47,113	5/23/12	5,900	6,043	143

							$86,574

Liability Derivatives
BUY	BRL	Barclays Bank PLC	249,000	5/09/12	$132,215	$130,466	$(1,749)
BUY	BRL	Deutsche Bank AG	5,544,121	6/04/12	2,982,955	2,889,218	(93,737)
BUY	BRL	UBS AG	305,000	5/03/12-5/09/12	163,024	159,969	(3,055)
SELL	CNY	Barclays Bank PLC	851,000	5/16/12	134,631	134,809	(178)
SELL	CNY	Deutsche Bank AG	17,000	5/16/12	2,688	2,693	(5)
BUY	COP	UBS AG	266,136,000	11/02/12	148,183	148,099	(84)
SELL	CZK	UBS AG	440,461	7/13/12	23,238	23,366	(128)
SELL	HUF	Barclays Bank PLC	1,394,000	6/22/12	6,060	6,387	(327)
SELL	HUF	Citibank N.A.	42,089,000	6/22/12	184,404	192,851	(8,447)
BUY	IDR	Citibank N.A.	420,060,000	6/04/12	45,674	45,556	(118)
BUY	MXN	Deutsche Bank AG	5,306,026	5/14/12-6/22/12	413,609	406,581	(7,028)

4

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	MXN	Goldman Sachs International	15,312,000	6/22/12	$1,183,713	$1,170,015	$(13,698)
BUY	MXN	JPMorgan Chase Bank N.A.	4,110,435	5/14/12	320,090	315,224	(4,866)
BUY	MXN	UBS AG	1,195,591	6/22/12	93,420	91,357	(2,063)
SELL	MXN	Barclays Bank PLC	393,000	5/24/12	29,641	30,110	(469)
SELL	MXN	JPMorgan Chase Bank N.A.	7,122,310	5/14/12-5/24/12	540,101	546,077	(5,976)
SELL	MXN	UBS AG	381,000	5/24/12	28,772	29,190	(418)
BUY	PEN	Barclays Bank PLC	665,706	5/02/12	252,362	252,114	(248)
BUY	PEN	Citibank N.A.	681,119	5/02/12	258,205	257,951	(254)
SELL	PEN	Barclays Bank PLC	665,706	5/02/12	248,398	252,114	(3,716)
SELL	PEN	Citibank N.A.	839,484	5/02/12	313,538	317,926	(4,388)
SELL	PEN	JPMorgan Chase Bank N.A.	1,232,825	6/27/12	464,516	466,670	(2,154)
SELL	PHP	JPMorgan Chase Bank N.A.	5,866,000	5/02/12	137,538	138,939	(1,401)
BUY	PLN	Barclays Bank PLC	254,000	5/14/12	80,745	80,463	(282)
BUY	PLN	JPMorgan Chase Bank N.A.	2,364,028	5/14/12	753,523	748,886	(4,637)
SELL	PLN	Barclays Bank PLC	36,111	7/12/12	11,098	11,365	(267)
BUY	RUB	Barclays Bank PLC	950,000	6/01/12	32,296	32,185	(111)
SELL	RUB	Barclays Bank PLC	925,000	6/01/12	31,308	31,338	(30)
SELL	RUB	JPMorgan Chase Bank N.A.	1,857,000	6/01/12	62,879	62,914	(35)
SELL	RUB	UBS AG	932,000	6/01/12	31,572	31,576	(4)
SELL	TRY	Deutsche Bank AG	571,858	5/22/12	310,455	324,204	(13,749)
SELL	TRY	Goldman Sachs International	1,398,605	5/22/12	762,515	792,911	(30,396)
SELL	ZAR	Barclays Bank PLC	1,225,956	5/23/12-7/13/12	153,240	157,109	(3,869)
SELL	ZAR	Citibank N.A.	1,605,608	5/23/12	204,217	205,949	(1,732)
SELL	ZAR	Credit Suisse Group	391,625	5/23/12-6/12/12	49,548	50,208	(660)

							$(210,279)

Swap Agreements at 4/30/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
1/18/22	MXN	1,000,000	Citibank	6.25% (fixed rate)	TIIE (floating rate)	$341
10/19/16	MXN	3,400,000	JPMorgan Chase Bank	5.47% (fixed rate)	TIIE (floating rate)	962
10/13/21	MXN	660,000	JPMorgan Chase Bank	6.51% (fixed rate)	TIIE (floating rate)	665
10/19/16	MXN	1,100,000	JPMorgan Chase Bank	5.50% (fixed rate)	TIIE (floating rate)	419
3/17/17	MXN	5,000,000	JPMorgan Chase Bank	5.75% (fixed rate)	TIIE (floating rate)	4,754
1/02/14	BRL	550,000	JPMorgan Chase Bank	10.41% (fixed rate)	CDI (floating rate)	6,817
1/02/17	BRL	340,000	JPMorgan Chase Bank	10.32% (fixed rate)	CDI (floating rate)	3,078
1/02/17	BRL	4,400,000	JPMorgan Chase Bank	10.46% (fixed rate)	CDI (floating rate)	48,569
1/02/14	BRL	600,000	JPMorgan Chase Bank	9.45% (fixed rate)	CDI (floating rate)	3,433
1/02/17	BRL	1,400,000	JPMorgan Chase Bank	9.95% (fixed rate)	CDI (floating rate)	3,626

						$72,664

Liability Derivatives
Interest Rate Swaps
10/27/16	PLN	917,000	JPMorgan Chase Bank	4.82% (fixed rate)	6-month WIBOR	$(1,402)
3/26/17	PLN	500,000	JPMorgan Chase Bank	4.86% (fixed rate)	6-month WIBOR	(461)
5/02/2017	PLN	1,000,000	JPMorgan Chase Bank	4.95% (fixed rate)	6-month WIBOR	(809)
10/28/16	THB	5,700,000	JPMorgan Chase Bank	3.2% (fixed rate)	6-month THBFIX	(2,920)

						$(5,592)

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$16,705,601	$—	$16,705,601
Foreign Bonds	—	508,116	—	508,116
Mutual Funds	9,780,123	—	—	9,780,123
Total Investments	$9,780,123	$17,213,717	$—	$26,993,840

Other Financial Instruments
Swaps	$—	$67,072	$—	$67,072
Forward Foreign Currency Exchange Contracts	—	(123,705)	—	(123,705)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$26,807,151
Gross unrealized appreciation	$282,381
Gross unrealized depreciation	(95,692)
Net unrealized appreciation (depreciation)	$186,689

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	30,841,616	(21,061,493)	9,780,123

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,729	$9,780,123

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2012, are as follows:

United States	19.0%
Turkey	12.0%
Brazil	10.6%
South Africa	10.2%
Mexico	9.4%
Malaysia	8.8%
Indonesia	8.3%
Poland	7.8%
Thailand	5.0%
Other Countries	8.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.